Property, plant and equipment (Details) SFr in Thousands	6 Months Ended
Jun. 30, 2025 CHF (SFr)
Property, plant and equipment:
Property, plant and equipment, beginning of period	SFr 2,651
Property, plant and equipment, end of period	2,490
Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	15,119
Additions	563
Disposals	(146)
Property, plant and equipment, end of period	15,536
Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(12,468)
Depreciation expense	(724)
Disposals	146
Property, plant and equipment, end of period	(13,046)
Furniture
Property, plant and equipment:
Property, plant and equipment, beginning of period	75
Property, plant and equipment, end of period	56
Furniture | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	333
Additions	1
Property, plant and equipment, end of period	334
Furniture | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(258)
Depreciation expense	(20)
Property, plant and equipment, end of period	(278)
IT Equipment
Property, plant and equipment:
Property, plant and equipment, beginning of period	331
Property, plant and equipment, end of period	368
IT Equipment | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	2,387
Additions	147
Property, plant and equipment, end of period	2,534
IT Equipment | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(2,056)
Depreciation expense	(110)
Property, plant and equipment, end of period	(2,166)
Lab Equipment
Property, plant and equipment:
Property, plant and equipment, beginning of period	1,483
Property, plant and equipment, end of period	1,422
Lab Equipment | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	10,536
Additions	385
Disposals	(146)
Property, plant and equipment, end of period	10,775
Lab Equipment | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(9,053)
Depreciation expense	(446)
Disposals	146
Property, plant and equipment, end of period	(9,353)
Leasehold Improvements
Property, plant and equipment:
Property, plant and equipment, beginning of period	762
Property, plant and equipment, end of period	644
Leasehold Improvements | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	1,863
Additions	30
Property, plant and equipment, end of period	1,893
Leasehold Improvements | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(1,101)
Depreciation expense	(148)
Property, plant and equipment, end of period	SFr (1,249)